SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE. All inter-company transactions and balances between the Company, its subsidiaries, and the VIE are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated solutions contracts and service contracts, allowance for doubtful accounts, fair value of bifurcated derivative, fair value of the retained equity interest of a former subsidiary, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Foreign currency translations and transactions

The Company’s functional currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries and VIE use the primary currency of the economic environment in which their operations are conducted as their functional currency. According to the criteria of Accounting Standards Codification (“ASC”) Topic 830 Foreign currency matters (“ASC 830”), the Company uses the US dollars as its reporting currency.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Transactions dominated in currencies other than the functional currency are translated into functional currency at the exchange rates prevailing on the transaction dates, and the exchange gains or losses are reflected in the consolidated statements of comprehensive income for the reporting period.

Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings, except for those raised from intercompany transactions with investment nature, which are recorded in other comprehensive income.

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of June 30, 2019, $137,036, $7,403, and $700 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively. As of June 30, 2018, $133,723, $4,249, and $1,461 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, Malaysia, respectively.

Restricted cash

Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over time as customer simultaneously receives and consumes the benefits provided by the Company's performance as it occurs or because the customers control the related asset as it is created or enhanced.The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from six months to five years excluding the warranty period. The majority of the contract duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are also recognized over time as customer simultaneously receives and consumes the benefits provided by the Company's performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for mechanical and electrical solution are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from six months to three years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC Topic 606, Revenue from Contract with Customers ("ASC 606"), recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Extent of progress toward completion is measured using the cost-to-cost method where the progress (the percentage complete) is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for the integrated solutions contracts. The Company's estimates of total costs expected to be incurred for an integrated solutions contract include assumptions regarding the Company's future effort or input such as direct costs of equipment and materials and direct labor costs. Significant estimation uncertainty exists due to the long construction periods and sensitivity of these assumptions to extent of progress towards completion and estimated total costs of integrated solutions contracts, which are realized in the current period as revenue and gross profit, respectively. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solutions contracts at least annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solutions contracts, including the impact due to approved change orders, in the period in which the facts and circumstances that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. During the years ended June 30, 2017, 2018 and 2019, the Company did not recognize any revenue related to claims. Excluding the impact of change orders, if the estimated total costs of integrated solutions contracts, which were revised during the years ended June 30, 2017, 2018 and 2019, had been used as a basis of recognition of integrated solutions contracts revenue since the contract commencement, net income for the years ended June 30, 2017, 2018 and 2019 would have been decreased by $12,062, $10,466, and $14,019 respectively; basic net income per share for years ended June 30, 2017, 2018 and 2019 would have been decreased by $0.20, $0.17, and $0.23, respectively; and diluted net income per share for the years ended June 30, 2017, 2018 and 2019, would have decreased by $0.20, $0.17, and $0.23, respectively. Revisions to the estimated total costs for the years ended June 30, 2017, 2018 and 2019 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met. Recognition of accounts receivable and costs and estimated earnings in excess of billings are discussed below.

The Company generally recognizes 100% of the contractual revenue when the customer acceptance has been obtained and no further major costs are estimated to be incurred, and normally this is also when the warranty period commences. Revenues are presented net of value-added tax collected on behalf of the government.

Product sales

The Company's products mainly include hardware and software. Revenue generated from sales of products is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods. Revenues are presented net of value-added tax collected on behalf of the government.

Service rendered

The Company mainly provides the following services:

The Company provides maintenance service which is generally completed onsite at the customers’ premises. Revenue is recognized over time by using the cost-to-cost method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company. As costs incurred represent work performed, the Company believes this method best depicts transfer of control of the asset to the customer. Revenues are presented net of value-added tax collected on behalf of the government.

The Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solutions contracts. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company uses time elapsed to measure the progress toward complete satisfaction of the performance obligation and recognizes revenue ratably over the contractual term. Revenues are presented net of value-added tax collected on behalf of the government.

Excluding the impact of change orders, if the estimated total costs of service contracts, which were revised during the year ended June 30, 2019, had been used as a basis of recognition of service contract revenue since the contract commencement, net income for the year ended June 30, 2019 would have been decreased by $2,641; basic net income per share for year ended June 30, 2019 would have been decreased by $0.04; and diluted net income per share for the year ended June 30, 2019, would have decreased by $0.04. Revisions to the estimated total costs for the year ended June 30, 2019 were made in the ordinary course of business.

Contract assets

Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company include the following in the contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost method, which are recorded in the balance sheet as “costs and estimated earnings in excess of billing”; and (ii) accounts receivable retention amounts which were held by customers from Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period.

Performance of the integrated solutions contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual terms. There are different billing practices in the PRC, overseas operating subsidiaries and the VIE (Concord and Bond Groups). For the Company’s PRC subsidiaries, billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) end of the warranty period. The amounts to be billed at each milestone are specified in the contract. All integrated solutions contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated solutions contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solutions contract is scheduled at the end of a warranty period. There are no significant financing components in the integrate solutions contracts.

For Concord and Bond Groups, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord or Bond Groups based on the certified billings according to the payment terms mutually agreed between the customers and Concord or Bond Groups. Certain amounts are retained by the customer and payable to Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period. The retained amounts are recorded as accounts receivable retention.

Contract liabilities

Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the balance sheet as deferred revenue.

The Company receives prepayments for integrated solutions contracts, product sales and service contracts for goods or services to be provided in the future. Prepayments received are recorded as deferred revenue, which is recognized as revenue based on the revenue recognition policies disclosed above for integrated solutions contracts, product sales and services rendered.

Accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention

The carrying value of the Company’s accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention, net of the allowance for doubtful accounts, represents their estimated net realizable value. An allowance for doubtful accounts is recognized when it is probable that the Company will not collect the amount and is written off in the period when deemed uncollectible. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Company does not require collateral from its customers and does not charge interest for late payments by its customers.

Inventories

Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are stated at the lower of cost and net realizable value. The Company uses the weighted average cost method as its inventory costing method.

The Company assesses the lower of cost and net realizable value for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated solutions contracts and/or costs of products sold.

Warranties

Warranties represent a major term under integrated solutions contracts and maintenance service contracts, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under a service contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for the related contract throughout the contract period.

Property, plant and equipment, net

Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30	-	50 years
Machinery	5	-	10 years
Software	3	-	5 years
Vehicles	5	-	6 years
Electronic and other equipment	3	-	10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net

Prepaid land lease payments, for the land use right of four parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets are amortized using a straight-line method.

The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Customer relationship	57	-	60 months
Order backlog	21	-	33 months
Patents and copyrights	60	-	120 months

Residual values are considered nil.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20, Intangibles – Goodwill and Other (“ASC 350-20”), which requires that goodwill is not amortized but to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Company’s goodwill outstanding at June 30, 2019 was related to the acquisitions of Bond Group and Beijing Hollysys Industrial Software Company Ltd (“Hollysys Industrial Software”).

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

The Company elected to assess goodwill for impairment using the two-step process for Concord Group for the years ended June 30, 2018 and 2019, with the assistance of a third-party appraiser. Concord Group’s management judgment is involved in determining these estimates and assumptions, and actual results may differ from those used in the Company’s valuations. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit which could trigger future impairment. The judgment in estimating the fair value of reporting units includes forecasts of future cash flows, which are based on management’s best estimates of future revenue, gross profit, operating expenses, future capital expenditures and working capital levels, as well as the discount rate, which is determined using the Weighted Average Cost of Capital approach and the selection of comparable companies operating in similar businesses. The Company also reviewed marketplace and/or historical data to assess the reasonableness of assumptions such as the discount rate, gross margin, the terminal growth rate and working capital levels.

The carrying amount of Concord Group exceeded its fair value as of June 30, 2019, and a goodwill impairment charge of $11,623 was recorded in the consolidated statement of comprehensive income for the year ended June 30, 2019 based on results of the second step of the goodwill impairment test (note 10).

There are uncertainties surrounding the amount and timing of future expected cash flows as they may be impacted by negative events such as a slowdown in the mechanical and electrical engineering sector, deteriorating economic conditions in the geographical areas Concord Group operates in, political, economic and social uncertainties in the Middle East, increasing competitive pressures and fewer than expected mechanical and electrical solution contracts awarded to Concord Group. These events can negatively impact demand for Concord Group’s services and result in actual future cash flows being less than forecasted or delays in the timing of when those cash flows are expected to be realized. Further, the timing of when actual future cash flows are received could differ from the Company’s estimates, which are based on historical trends and does not factor in unexpected delays in project commencement or execution.

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue. Shipping and handling costs incurred are included in cost of integrated solutions contracts and/or costs of products sold as appropriate.

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each annual filling is done, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and development costs

Research and development costs consist primarily of salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant for the periods presented.

VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 13%-16% of its sales as valued added tax (“VAT”), and then is entitled to a refund of the portion that the Company’s actual VAT burden exceeding 3% levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when cash refunds or the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. Government grants received for the years ended June 30, 2017, 2018 and 2019 amounted to $10,238, $5,931 and $6,559, respectively, of which $12,885, $4,784 and $4,888 were included as a credit to operating expenses in the statements of comprehensive income for the years ended June 30, 2017, 2018 and 2019, respectively.

Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes. In Dubai and Qatar, companies are required to appropriate 10% of its annual after-tax income each year to the statutory reserve and the appropriation may be suspended by the shareholders if the reserve reaches 50% of the registered capital. The statutory reserve can be used to cover the losses of the companies or to increase the capital of the companies with a decision by the general assembly of CCDB and CECL.

Segment reporting

In accordance with ASC 280, Segment reporting (“ASC 280”), segment reporting is determined based on how the Company’s chief operating decision makers review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments in the financial reporting structure and their management report, namely industrial automation, rail transportation and mechanical and electrical solutions. The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income (“ASC 220”), the Company presents components of net income and other comprehensive income in one continuous statement.

Investments in equity investees and equity securities

The Company accounts for its equity investments under the equity method when the Company has rights and ability to exercise significant influence over the investees. The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. When dividends from an investee exceed the carrying amount of an equity method investment, the excess distribution is recognized as a gain and reported as share of net income of equity investees, net in the statements of comprehensive income when the Company is not liable for the obligations of the investee nor otherwise committed to provide financial support. In such cases, subsequent equity method earnings are not recorded until subsequent earnings equal the gain recorded. Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The Company uses the cumulative earnings approach to classify distributions received from equity investees. Under this approach, distributions received from equity investees are presumed to be a return on the investment and as classified as cash inflows from operating activities unless the distributions received exceed cumulative equity in earnings recognized by the investor. In such case, the excess is considered a return of investment and is classified as cash inflows from investing activities.

For equity investments other than those accounted for under the equity method or those that result in consolidation of the investee, the Company measures equity investments at fair value and recognizes any changes in fair value in net income. However, for equity investments that do not have readily determinable fair values and do not qualify for the existing practical expedient in ASC 820 to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company chose to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. At each reporting date, the Company is required to make a qualitative assessment as to whether equity investments without a readily determinable fair value for which the measurement alternative is elected is impaired. In the event that a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than the carrying value, the carrying value is written down to its fair value. A variety of factors are considered when determining if a decline in fair value is below carrying value, including, among others, the financial condition and prospects of the investee.

Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in a subsequent period if actual forfeitures differ from initial estimates. The Company accounts for forfeitures as they occur.

For share-based awards that are subject to performance-based vesting conditions in addition to time-based vesting, the Company recognizes the estimated grant-date fair value of performance-based awards, net of estimated forfeitures, as share-based compensation expense over the vesting period based upon the Company’s determination of whether it is probable that the performance-based criteria will be achieved. At each reporting period, the Company reassesses the probability of achieving the performance-based criteria. Determining whether the performance-based criteria will be achieved involves judgment, and the estimate of share-based compensation expense may be revised periodically based on changes in the probability of achieving the performance-based criteria. Revisions are reflected in the period in which the estimate is changed. If the performance-based criteria are not met, no share-based compensation expense is recognized, and, to the extent share-based compensation expense was previously recognized, such share-based compensation expense is reversed.

Fair value measurements

The Company has adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Accounting for lessor

Minimum contractual rental from leases are recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet date. As of June 30, 2019, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC, Singapore, Malaysia, which management believes are of high credit quality. Accounts receivable, other receivables and amounts due from related parties are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10%or more of the outstanding balance of accounts receivable as of June 30, 2018 and 2019, respectively.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to monetary assets or liabilities held in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The US dollars against RMB was appreciation of 2.07%, depreciation of 2.32 and appreciation of 3.65 for the years ended June 30, 2017, 2018 and 2019, respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of US dollar against the RMB would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

For the years ended June 30, 2017, 2018 and 2019, the net foreign currency translation (losses) gains resulting from the translation of RMB, SGD and other functional currencies to the U.S. dollar reporting currency recorded in other comprehensive income was $(14,428), $17,410, and $(31,602), respectively.

Recent accounting pronouncements

Standards Effective in Future Years

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The new leases standard is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842), Targeted Improvements, which provides entities with an additional transition method to adopt the new leases standard. The guidance can be applied using a modified retrospective approach either (a) at the beginning of the earliest period presented or (b) at the adoption date with a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The amendments also provide lessors with a practical expedient to not separate non-lease components from the associated lease component if certain conditions are met. The Company plans to adopt this standard on July 1, 2019 using the modified retrospective method and selects the transition option to continue to apply the legacy guidance in ASC 840, Leases, including its disclosure requirements, in the comparative periods presented and will apply the transition provisions at the beginning of the period of adoption by recording a cumulative adjustment to the opening balance of retained earnings in the year of adopting the new standard. The Company has initiated a project plan and established a cross-functional implementation team to adopt and apply the new standard including assessing all of its lease arrangements. The Company is currently in the process of identifying and implementing necessary changes to accounting policies, processes, controls and systems to enable compliance with this new standard. The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carryforward historical lease classification, assessment on whether a contract is or contains a lease, and initial direct costs for any leases that exist prior to adoption of the new standard. The Company will also elect the short-term lease exemption for certain classes of underlying assets with a lease term of 12 months or less. The Company currently believes the most significant change will relate to the recognition of right-of-use assets and lease liabilities for the Company's office facilities on the Company’s consolidated balance sheet. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments. The guidance requires to present assets held at amortized cost and available for sale debt securities net of the amount expected to be collected. The guidance requires the measurement of expected credit losses to be based on relevant information from past events, including historical experiences, current conditions and reasonable and supportable forecasts that affect collectability. The guidance will be effective for fiscal years and interim periods beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Different components of the guidance require modified retrospective or prospective adoption. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC Topic 842, Leases instead of ASC Subtopic 326-20. The Company is currently evaluating this guidance and the impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 (“ASU 2017-04”), Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The guidance modifies and enhances the disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. The Company is currently evaluating this guidance and the impact on its consolidated financial statements.

Recently Adopted Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09" or the "New Revenue Standard"). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company adopted the New Revenue Standard on July 1, 2018 using the modified retrospective approach, which requires the recognition of a cumulative-effect adjustment to retained earnings as of the date of adoption, and applied the adoption only to contracts not completed as of July 1, 2018.

Revenue for certain service contracts were previously recognized based on the completed contract method, when the Company provided all the respective service deliverables in the contracts. Under the New Revenue Standard, the Company recognizes revenue for such service contracts over time by using the cost-to-cost method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company or because the customers control the related asset as it is created or enhanced. Therefore, revenue from such service contracts are recognized earlier under the New Revenue Standard.

The effect of adopting the New Revenue Standard as of July 1, 2018 was as follows:

	As of July 1, 2018
		Balances	Effect of
	As	under New	change
	previously	Revenue	higher/
	reported	Standard	(lower)

Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$275,216	$257,013	$(18,203)
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	161,012	179,302	18,290
Accounts receivable retention	—	18,203	18,203
Inventories	58,074	44,001	(14,073)
Deferred revenue	137,692	114,896	(22,796)
Other tax payables	7,801	12,737	4,936
Deferred tax liabilities	9,366	12,678	3,312
Retained earnings	578,079	596,844	18,765

The effect of adopting the New Revenue Standard for the current year was as follows:

	Year Ended June 30, 2019
	Balances
	under New	Balances	Effect of
	Revenue	under	change
	Standard	Legacy	higher/
	(As reported)	GAAP	(lower)

Consolidated statement of comprehensive income
Revenue from services	$69,868	$34,297	$35,571
Costs of services rendered	26,081	13,071	13,010
Income tax expenses	18,184	14,800	3,384
Net income attributable to Hollysys Automation Technologies Ltd.	125,261	106,084	19,177
Net income per ordinary share:
Basic	2.07	1.75	0.32
Diluted	2.05	1.74	0.31

	As at June 30, 2019
	Balances
	under New	Balances	Effect of
	Revenue	under	change
	Standard	Legacy	higher/
	(As reported)	GAAP	(lower)

Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$282,594	$288,507	$(5,913)
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	197,955	128,181	69,774
Accounts receivable retention	11,858	—	11,858
Inventories	42,983	69,437	(26,454)
Deferred revenue	141,385	142,899	(1,514)
Other tax payables	665	(6,439)	7,104
Deferred tax liabilities	12,173	8,789	3,384
Retained earning	708,515	670,600	37,915
Accumulated other comprehensive income	(35,522)	(37,898)	2,376

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10) (“ASU 2016-01”). The amendments require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instruments-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The Company adopted this guidance on July 1, 2018 and chose to measure its investments securities which do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). The Company adopted ASU 2016-15 on July 1, 2018 and elected to use the cumulative earnings approach which views distributions received from equity investees as returns on the investment and accordingly, classified as operating cash flows. Under the cumulative earnings approach, distributions received from equity investees are presumed to be a return on the investment unless the distributions received by the investor, less distributions received in prior periods that were deemed to be returns of investment, exceed cumulative equity in earnings recognized by the investor. When such an excess occurs, the current-period distribution up to this excess is considered a return of investment and is classified as cash inflows from investing activities.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force) (“ASU 2016-18”). ASU 2016-18 requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows. The standard is required to be adopted retrospectively with prior periods adjusted to reflect the classification and presentation required by ASU 2016-18. As a result of adopting ASU 2016-18, net cash provided by operating activities and effect of foreign exchange rate changes as presented in the consolidated statements of cash flows, increased by $12,650 and decreased by $571 for the year ended June 30, 2017, and decreased by $19,473 and increased by $1,051 for the year ended June 30, 2018, respectively.